Cash Flow Information (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Schedule Of Cash And Cash Equivalents And Restricted Cash Abstract
Cash and cash equivalents	$ 1,020,585	$ 1,552,389
Restricted cash, tenant security deposits	950,430	783,470
Restricted cash, escrow	71,742	71,720
Restricted cash, other	27,140	27,140
Cash flow information	$ 2,069,897	$ 2,434,719